September 15, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Delaware Wilshire Private Markets Fund: Amendment No. 2 to the Registration Statement on Form N-2 (File No. 811-23561)

Ladies and Gentlemen:

On behalf of our client, Delaware Wilshire Private Markets Fund (the “Trust”), we are filing Amendment No. 2 to the Trust’s registration statement on Form N-2 under the Investment Company Act of 1940, as amended.

Please contact me at (215) 963-5862 should you have any questions or comments.

Sincerely,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001